Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 95,054	$ 17,009
Accounts receivable, net of allowance for doubtful accounts of $403 and $201, respectively	10,468	10,525
Inventory	17,980	7,912
Prepaid expenses and other current assets	12,313	2,168
Total current assets	135,815	37,614
Property and equipment, net	1,870	1,718
Intangible assets, net	1,696	605
Other assets	666	181
Total assets	140,047	40,118
Current liabilities:
Accounts payable	27,765	16,379
Accrued and other expenses	31,730	10,592
Current portion of deferred revenues	1,061	1,643
Line of credit	0	9,700
Current portion of related party convertible notes payable	0	6,934
Current portion of long-term debt	8,534	2,024
Total current liabilities	69,090	47,272
Long-term debt, net	7,993	10,180
Preferred stock warrant liability	0	2,993
Common stock warrant liability	7,061	0
Other long-term liabilities	712	494
Total liabilities	84,856	60,939
Commitments and contingencies (Note 8)
Stockholders’ equity (deficit):
Common stock, $0.0001 par value, 1,000,000,000 and 52,000,000 shares authorized as of December 31, 2021 and December 31, 2020, respectively; 112,996,568 and 22,118,619 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively.	11	2
Additional paid-in capital	198,602	3,707
Accumulated deficit	(143,422)	(71,718)
Total stockholders’ equity (deficit)	55,191	(68,009)
Total liabilities, redeemable convertible preferred stock, and stockholders’ equity (deficit)	140,047	40,118
Series A and Series A-1 Redeemable Convertible Preferred Stock
Current liabilities:
Redeemable convertible preferred stock	0	23,652
Series B and Series B-1 Redeemable Convertible Preferred Stock
Current liabilities:
Redeemable convertible preferred stock	$ 0	$ 23,536